December 9, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Pennsylvania Municipal Bond Fund
	    Post-Effective Amendment No. 10 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 33-35442
	    Investment Company Act File No. 811-4375)

Ladies and Gentlemen: